Equity Incentive Plans Equity Incentive Plans (Schedule of Nonvested Shares Unamortized Share-based Compensation Expense to be Recognized in the Future) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested shares unamortized share-based compensation expense to be recognized in 2015	$ 5,297
Nonvested shares unamortized share-based compensation expense to be recognized in 2016	3,904
Nonvested shares unamortized share-based compensation expense to be recognized in 2017	2,153
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Share-based Awards Other than Options	$ 11,354